5. DISCONTINUED OPERATIONS	3 Months Ended	7 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

Prior to December 31, 2013, the Company provided hard copy and digital format oil and gas production maps for the oil and gas industry. On December 31, 2013, the Company sold its oil and gas mapping business to its former Chief Executive Officer in consideration for his agreement to assume all liabilities associated with the mapping business. At the time of the transfer, the mapping business had assets of $2,729 and liabilities of $2,277. The Company recognized a loss on the transfer of $452 which was charged to equity.

The components of the discontinued operations are as follows:

	June 5, 2013 (Inception) to December 31, 2013
Revenues		$455
Cost of services		183
Gross profit		272
Operating expenses (credits)	$
General administrative		(1,685)
Total operating expenses (credits)		(1,685)
Net income		1,957

The credit to general administrative expenses arose due the write back of a provision for doubtful debts recorded in a prior period.

Prior to December 31, 2013, the Company provided hard copy and digital format oil and gas production maps for the oil and gas industry. On December 31, 2013, the Company sold its oil and gas mapping business to its former Chief Executive Officer in consideration for his agreement to assume all liabilities associated with the mapping business. At the time of the transfer, the mapping business had assets of $2,729 and liabilities of $2,277. The Company recognized a loss on the transfer of $452 which was charged to equity.

The components of the discontinued operations are as follows:

June 5, 2013 (Inception) to December 31, 2013
Revenues	$455
Cost of services	183
Gross profit	272
Operating expenses
General administrative	(1,685)
Total operating expenses	(1,685)
Net income	$1,957

The credit to general administrative expenses arose due the write back of a provision for doubtful debts recorded in a prior period.